Property, plant and equipment - Summary of Movements in Government Grants Related to Chargers and Charging Infrastructure (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Opening balance at the beginning of the year	€ 9,628	€ 10,471
Received during the year	512	1,702
Released to the consolidated statement of profit or loss	(1,601)	(2,545)
Reclassifications	(1,554)	0
Closing balance at the end of the year	€ 6,985	€ 9,628